Cover	Jul. 07, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 07, 2022
Entity File Number	001-39700
Entity Registrant Name	KINGSWOOD ACQUISITION CORP.
Entity Central Index Key	0001823086
Entity Tax Identification Number	85-2432410
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	17 Battery Place
Entity Address, Address Line Two	Room 625
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	212
Local Phone Number	404-7002
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Unit [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and three-fourths of one redeemable warrant
Trading Symbol	KWAC.U
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	KWAC
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	KWAC WS
Security Exchange Name	NYSE